Average Annual Total Returns - First Trust Indxx Global Agriculture ETF	First Trust Indxx Global Agriculture ETF 1 Year	First Trust Indxx Global Agriculture ETF 5 Years	First Trust Indxx Global Agriculture ETF 10 Years	First Trust Indxx Global Agriculture ETF Since Inception	First Trust Indxx Global Agriculture ETF Inception Date	First Trust Indxx Global Agriculture ETF After tax on distributions 1 Year	First Trust Indxx Global Agriculture ETF After tax on distributions 5 Years	First Trust Indxx Global Agriculture ETF After tax on distributions 10 Years	First Trust Indxx Global Agriculture ETF After tax on distributions Since Inception	First Trust Indxx Global Agriculture ETF After tax on distributions and sale of fund shares 1 Year	First Trust Indxx Global Agriculture ETF After tax on distributions and sale of fund shares 5 Years	First Trust Indxx Global Agriculture ETF After tax on distributions and sale of fund shares 10 Years	First Trust Indxx Global Agriculture ETF After tax on distributions and sale of fund shares Since Inception	1 Year	5 Years	10 Years	Since Inception	Indxx Global Agriculture Index (reflects no deduction for fees, expenses or taxes) 1 Year		Indxx Global Agriculture Index (reflects no deduction for fees, expenses or taxes) 5 Years		Indxx Global Agriculture Index (reflects no deduction for fees, expenses or taxes) 10 Years	Indxx Global Agriculture Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.43%	6.02%	(15.95%)	(13.62%)	Mar. 11, 2010	11.47%	5.29%	(16.48%)	(14.14%)	7.25%	4.34%	(9.49%)	(8.31%)	20.91%	14.34%	2.75%	4.40%	13.69%	[1]	7.16%	[1]	[1]	[1]	16.25%	12.26%	9.13%	9.48%

[1]	On December 18, 2015, the Fund's underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.